AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON May 19, 2015.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 486	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 487	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:

Anna Paglia, Esquire	Alan P. Goldberg, Esquire
3500 Lacey Road, Suite 700	K&L Gates LLP
Downers Grove, IL 60515	70 W. Madison St., Suite 3100
(Name and Address of Agent for Service)	Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on [date] pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 19th day of May, 2015.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	May 19, 2015
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	May 19, 2015
Steven M. Hill

/s/ Anna Paglia	Secretary	May 19, 2015
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	May 19, 2015
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	May 19, 2015
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	May 19, 2015
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	May 19, 2015
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	May 19, 2015
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	May 19, 2015
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	May 19, 2015
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	May 19, 2015
Donald H. Wilson

*By: /s/ Anna Paglia		May 19, 2015
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase